MERCANTILE MUTUAL FUNDS, INC.
                                 (THE "COMPANY")

                        TRUST SHARES AND TRUST II SHARES
                                     OF THE
                  TREASURY MONEY MARKET PORTFOLIO, MONEY MARKET
                  PORTFOLIO, TAX-EXEMPT MONEY MARKET PORTFOLIO,
               U.S. GOVERNMENT SECURITIES PORTFOLIO, INTERMEDIATE
                 CORPORATE BOND PORTFOLIO, BOND INDEX PORTFOLIO,
                     GOVERNMENT & CORPORATE BOND PORTFOLIO,
                SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO, MISSOURI
               TAX-EXEMPT BOND PORTFOLIO, NATIONAL MUNICIPAL BOND
             PORTFOLIO, BALANCED PORTFOLIO, EQUITY INCOME PORTFOLIO,
                 EQUITY INDEX PORTFOLIO, GROWTH & INCOME EQUITY
              PORTFOLIO, GROWTH EQUITY PORTFOLIO, SMALL CAP EQUITY
                 PORTFOLIO, SMALL CAP EQUITY INDEX PORTFOLIO AND
                         INTERNATIONAL EQUITY PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 22, 2000
                       TO PROSPECTUS DATED MARCH 31, 2000

         The following replaces the paragraph under the sidebar heading "Portfolio Manager" on page 47 in the Prospectus:

         Joseph P. Belew, Senior Vice President and Senior Portfolio Manager of FIRMCO, is responsible for the day-to-day management of the Portfolio. Mr. Belew has been with FIRMCO and its affiliates in various capacities for 21 years and has managed the Portfolio since October 2000.


                          MERCANTILE MUTUAL FUNDS, INC.
                                 (THE "COMPANY")

                              INSTITUTIONAL SHARES
                                     OF THE
            TREASURY MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO,
          U.S. GOVERNMENT SECURITIES PORTFOLIO, INTERMEDIATE CORPORATE
                BOND PORTFOLIO, BOND INDEX PORTFOLIO, GOVERNMENT
                 & CORPORATE BOND PORTFOLIO, BALANCED PORTFOLIO,
                EQUITY INCOME PORTFOLIO, EQUITY INDEX PORTFOLIO,
                 GROWTH & INCOME EQUITY PORTFOLIO, GROWTH EQUITY
                     PORTFOLIO, SMALL CAP EQUITY PORTFOLIO,
                      SMALL CAP EQUITY INDEX PORTFOLIO AND
                         INTERNATIONAL EQUITY PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 22, 2000
                       TO PROSPECTUS DATED MARCH 31, 2000

         The following replaces the paragraph under the sidebar heading "Portfolio Manager" on page 30 of the Prospectus:

         Joseph P. Belew, Senior Vice President and Senior Portfolio Manager of FIRMCO, is responsible for the day-to-day management of the Portfolio. Mr. Belew has been with FIRMCO and its affiliates in various capacities for 21 years and has managed the Portfolio since October 2000.



                          MERCANTILE MUTUAL FUNDS, INC.
                                 (THE "COMPANY")

                                 INVESTOR SHARES
                                     OF THE
                               BALANCED PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                             EQUITY INDEX PORTFOLIO
                        GROWTH & INCOME EQUITY PORTFOLIO
                             GROWTH EQUITY PORTFOLIO
                           SMALL CAP EQUITY PORTFOLIO
                        SMALL CAP EQUITY INDEX PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED NOVEMBER 22, 2000
                       TO PROSPECTUS DATED MARCH 31, 2000

         The following replaces the paragraph under the sidebar heading "Portfolio Manager" on page 9 in the Prospectus:

         Joseph P. Belew, Senior Vice President and Senior Portfolio Manager of FIRMCO, is responsible for the day-to-day management of the Portfolio. Mr. Belew has been with FIRMCO and its affiliates in various capacities for 21 years and has managed the Portfolio since October 2000.



                          MERCANTILE MUTUAL FUNDS, INC.
                                 (THE "COMPANY")

                       SUPPLEMENT DATED NOVEMBER 22, 2000
                      TO PROSPECTUSES DATED MARCH 31, 2000

      Effective November 27, 2000, the Company is no longer offering shares in the following Portfolios:

                        Treasury Money Market Portfolio,
                             Money Market Portfolio,
                       Tax-Exempt Money Market Portfolio,
                      U.S. Government Securities Portfolio,
                     Intermediate Corporate Bond Portfolio,
                              Bond Index Portfolio,
                     Government & Corporate Bond Portfolio,
                     Short-Intermediate Municipal Portfolio,
                       National Municipal Bond Portfolio,
                               Balanced Portfolio,
                             Equity Index Portfolio,
                        Growth & Income Equity Portfolio,
                            Growth Equity Portfolio,
                         Small Cap Equity Portfolio and
                         International Equity Portfolio



                          MERCANTILE MUTUAL FUNDS, INC.
                                 (THE "COMPANY")

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         TREASURY MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        TAX-EXEMPT MONEY MARKET PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                      INTERMEDIATE CORPORATE BOND PORTFOLIO
                              BOND INDEX PORTFOLIO
                      GOVERNMENT & CORPORATE BOND PORTFOLIO
                     SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
                       MISSOURI TAX-EXEMPT BOND PORTFOLIO
                        NATIONAL MUNICIPAL BOND PORTFOLIO
                               BALANCED PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                             EQUITY INDEX PORTFOLIO
                        GROWTH & INCOME EQUITY PORTFOLIO
                             GROWTH EQUITY PORTFOLIO
                           SMALL CAP EQUITY PORTFOLIO
                        SMALL CAP EQUITY INDEX PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED NOVEMBER 22, 2000
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2000

         Effective November 27, 2000, the Company is no longer offering shares in the following Portfolios:

                        Treasury Money Market Portfolio,
                             Money Market Portfolio,
                       Tax-Exempt Money Market Portfolio,
                      U.S. Government Securities Portfolio,
                     Intermediate Corporate Bond Portfolio,
                              Bond Index Portfolio,
                     Government & Corporate Bond Portfolio,
                     Short-Intermediate Municipal Portfolio,
                       National Municipal Bond Portfolio,
                               Balanced Portfolio,
                             Equity Index Portfolio,
                        Growth & Income Equity Portfolio,
                            Growth Equity Portfolio,
                         Small Cap Equity Portfolio and
                         International Equity Portfolio